Share Capital	12 Months Ended
Oct. 31, 2021
Share Capital.
Share Capital
18.	Share Capital
(a)	Issued:

Common shares:
	Number of shares	Amount
	#	$
Balance, October 31, 2019	207,406,629	26,283
Issued to pay fees in shares	3,852,319	860
Issued to pay interest via shares	6,782,011	1,168
Acquisition - KushBar	2,645,503	500
Acquisition - 2680495	4,761,905	1,048
Acquisition - Saturninus	5,319,149	1,064
Acquisition - 102088460	5,000,000	975
Lease acquisition - Canmore	612,764	104
Exercise - Convertible Debt	3,709,916	550
Balance, October 31, 2020	240,090,196	32,552
Acquisition - Meta Growth (Note 5)	196,063,610	35,290
Acquisition - Smoke Cartel, Inc. (Note 5)	9,540,754	8,396
Acquisition - FAB Nutrition (Note 5)	6,151,915	3,439
Escrow share based compensation (Note 5)	9,002,194	5,804
Issued to pay fees via shares (i)	1,480,099	467
Issued to pay interest via shares	8,077,940	1,458
Shares issued through equity financing (ii)	47,916,665	18,293
Conversion of convertible debentures (Note 15)	146,960,503	40,532
Share issuance costs (iv)	-	(3,205)
Exercise options (Note 19)	2,498,160	817
Exercise warrants (Note 20)	22,208,027	10,677
Vested restricted share units (Note 19)	844,655	154
Balance, May 13, 2021 - pre-consolidation	690,834,718	154,674
Balance, May 13, 2021 - post-consolidation	46,055,653	154,674
Acquisition - Daily High Club (Note 5)	839,820	7,767
Acquisition - 102 Saskatchewan (Note 5)	254,518	2,018
Acquisition - DankStop (Note 5)	612,087	5,013
Acquisition - Blessed CBD (Note 5)	607,064	4,432
Escrow share based compensation (Note 5)	529,487	3,866
Shares issued through equity financing (iii)	2,415,000	20,273
Conversion of convertible debentures (Note 15)	1,596,434	4,954
Share issuance costs (iv)	-	(2,390)
Exercise options (Note 19)	158,824	717
Exercise warrants (Note 20)	1,291,141	7,580
Balance, October 31, 2021	54,360,028	208,904

(i)

During the year ended October 31, 2021, Company settled payables of $174 through issuance of 1,025,477 pre-consolidation (68,365 shares post-consolidation) common shares of the Company. The fair value of $174 was based on the closing price of $0.175 on the date of issuance. The Company also issued 454,622 pre-consolidation (30,308 post-consolidation) common shares of the Company in exchange for advisory services in connection with the acquisition of FABCBD with a fair value of $293.

18.	Share Capital (continued)
(ii)

On February 22, 2021, the Company issued, on a bought deal basis, pre-consolidation, 47,916,665 units (3,194,445 units post-consolidation) of the Company at a price of $0.48 per unit pre-consolidation ($7.20 per unit post-consolidation). The Company closed the offering for total gross proceeds of $23,000. Each unit consists of one common share of the Company and one common share purchase warrant. Each warrant will entitle the holder to acquire one common share at a price of $0.58 for a period of 36 months from the closing date of the offering. The warrants were attributed a relative fair value of $4,707 using the Black-Scholes option pricing model with the following assumptions: fair value of common shares of $0.70 pre-consolidation; exercise price of options of $0.58; expected life of three years; 71% volatility; and a risk-free interest rate of 0.32%. The underwriters received a cash commission fee of 6% of gross proceeds and 3% of gross proceeds for the presidents list in cash and respectively same percentage of broker warrants for the number of units issued because of conducting the bought deal financing. The broker units issued included one and a half warrants, totaling 3,920,587 warrants. The 2,613,725 broker warrants were attributed a fair value of $1,033 using the Black-Scholes option pricing model with the following assumptions: fair value of common shares of $0.70 pre-consolidation; exercise price of options of $0.48; expected life of three years; 71% volatility; and a risk-free interest rate of 0.32% and the remaining 1,306,862 broker warrants were attributed a fair value of $471 using the Black-Scholes option pricing model with the following assumptions: fair value of common shares of $0.70; exercise price of options of $0.58; expected life of three years; 71% volatility; and a risk-free interest rate of 0.32%

(iii)

On May 25, 2021, the Company issued, on a bought deal basis, 2,415,000 post-consolidation units (36,225,000 units pre-consolidation) of the Company at a price of $9.60 per unit post-consolidation ($0.64 per unit pre-consolidation). The Company closed the offering for total gross proceeds of $23,184. Each unit consist of one common share of the Company and one common share purchase warrant. Each warrant will entitle the holder to acquire one common share at a price of $12.25 for a period of 36 months from the closing date of the offering. The warrants were attributed a relative fair value of $2,911 using Black-Scholes option pricing model with the following assumptions: fair value of common shares of $9.16; exercise price of options of $12.25; expected life of three years; 56% volatility; and a risk-free interest rate of 0.49%. The underwriters received a cash commission fee of 6% of gross proceeds and 3% of gross proceeds for the presidents list in cash and respectively same percentage of broker warrants for the number of units issued because of conducting the bought deal financing. The broker units issued include one and a half warrants, totaling 206,348 warrants. The 137,565 broker warrants were attributed a fair value of $455 using the Black-Scholes option pricing model with the following assumptions: fair value of common shares of $9.16; exercise price of options of $9.60; expected life of three years; 56% volatility; and a risk-free interest rate of 1.30% and the remaining 68,783 broker warrants were attributed a fair value of $181 using the Black-Scholes option pricing model with the following assumptions: fair value of common shares of $9.16; exercise price of $12.25; expected life of three years; 56% volatility; and a risk-free interest rate of 0.49%.

(iv)

During the year ended October 31, 2021, the Company incurred a total of $5,595 of share issuance costs, which related to the shares issued through equity financing on February 22, 2021 and May 25, 2021. These costs incurred a deferred tax asset of $1,145, which has been offset against the Company’s prior year tax loss carry-forwards.